SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of project assets
	At December 31, 2012
Project assets — Module cost		$9,055,200
Project assets — Development		$9,902,576
Project assets — Others		$6,844,723
Total project assets		$25,802,499

Current portion		$25,802,499
Noncurrent portion	$	nil

Total liabilities (all current liabilities)		$4,698,269

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of carrying amount of goodwill, included in the wafer and module segment
	At December 31,
	2011	2012
Beginning of the year	$5,323,406	$5,646,522
Goodwill acquired during the year	313,832	—
Goodwill impairment during the year	—	(6,160,545)
Foreign exchange effect	9,284	514,023
Closing balance	$5,646,522	$ —

Schedule of property, plant and equipment stated at cost less accumulated depreciation
Buildings	40-50 years
Plant and machinery	10-25 years
Motor vehicles	4-5 years
Office equipment	3-5 years

Advances and prepayments to suppliers | Suppliers concentration risk
Concentration Risk
Concentration risk
	At December 31,
	2011	2012
Supplier A	$17,433,530	$17,625,438
Supplier B	$6,540,000	$5,928,000

Advances for purchases of property, plant and equipment | Suppliers concentration risk
Concentration Risk
Concentration risk
	At December 31,
	2011	2012
Supplier A	*	$2,182,950
Supplier B	*	$2,020,512
Supplier C	$3,471,298	—
Supplier D	$2,855,145	—
Supplier E	$2,826,950	—
*: Less than 10%